Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 93.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	532,034	$4,660,620
PGIM Global Real Estate Fund (Class R6)	212,070	3,912,686
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	108,561	1,330,956
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	525,166	3,639,403
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	62,047	645,907
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	506,712	6,627,789
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	701,389	11,944,651
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	154,248	1,442,223
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	424,173	6,625,577
PGIM TIPS Fund (Class R6)	1,221,550	10,688,564
PGIM Total Return Bond Fund (Class R6)	762,982	9,178,676

Total Long-Term Investments (cost $57,667,136)		60,697,052

Short-Term Investment 6.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,053,366)	4,053,366	4,053,366

TOTAL INVESTMENTS 100.0% (cost $61,720,502)(wd)		64,750,418
Liabilities in excess of other assets (0.0)%		(11,739)

Net Assets 100.0%		$64,738,679

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds